Debt Instruments - Carrying amount of financial assets at FV through OCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for impairment losses
Financial assets	$ 1,616,873	$ 1,773,414
Debt instruments
Allowance for impairment losses
Financial assets	513,568	573,046
Government debt securities | SPAIN
Allowance for impairment losses
Financial assets	336,872	443,909
Government debt securities | Group
Allowance for impairment losses
Financial assets	165,955	119,276
Financial assets at fair value through other comprehensive income category | Debt instruments
Allowance for impairment losses
Financial assets	390,974	355,321	$ 233,463	$ 154,483
Transfers out of Level 2 into Level 1	0
Financial assets at fair value through other comprehensive income category | Debt instruments | Gross carrying amount
Allowance for impairment losses
Financial assets	390,974	355,321
Financial assets at fair value through other comprehensive income category | Debt instruments | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	390,974	355,321
Financial assets at fair value through other comprehensive income category | Debt instruments | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	390,974	355,321
Financial assets at fair value through other comprehensive income category | Government debt securities | SPAIN | Gross carrying amount
Allowance for impairment losses
Financial assets	237,347	241,932
Financial assets at fair value through other comprehensive income category | Government debt securities | SPAIN | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	237,347	241,932
Financial assets at fair value through other comprehensive income category | Government debt securities | SPAIN | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	237,347	241,932
Financial assets at fair value through other comprehensive income category | Government debt securities | Group | Gross carrying amount
Allowance for impairment losses
Financial assets	141,132	103,504
Financial assets at fair value through other comprehensive income category | Government debt securities | Group | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	141,132	103,504
Financial assets at fair value through other comprehensive income category | Government debt securities | Group | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	141,132	103,504
Financial assets at fair value through other comprehensive income category | Debt instruments issued by the Central Bank | Gross carrying amount
Allowance for impairment losses
Financial assets	12,250	8,616
Financial assets at fair value through other comprehensive income category | Debt instruments issued by the Central Bank | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	12,250	8,616
Financial assets at fair value through other comprehensive income category | Debt instruments issued by the Central Bank | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	12,250	8,616
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities
Allowance for impairment losses
Financial assets	245	1,269
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Gross carrying amount
Allowance for impairment losses
Financial assets	245	1,269
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	245	1,269
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	$ 245	$ 1,269